UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       MAY 3, 2011
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   154

Form 13F Information Table Value Total:  $  466123
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

Cubic Asset Management LLC
                                                           Cubic Asset Management LLC
                                                              FORM 13F
                                                           March 31, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     COM              88579Y101     4701    50280 SH       Sole                                      50280
ABBOTT LABS                    COM              002824100     1847    37650 SH       Sole                                      37650
AECOM TECHNOLOGY CORP          COM              00766T100     5004   180450 SH       Sole                                     180450
AEROPOSTALE INC                COM              007865108     3256   133890 SH       Sole                                     133890
ALBEMARLE CORP                 COM              012653101     9813   164175 SH       Sole                                     164175
ALCOA INC                      COM              013817101     4789   271175 SH       Sole                                     271175
AMER EAGLE OUTFITTERS          COM              02553E106     4276   269125 SH       Sole                                     269125
ANALOG DEVICES                 COM              032654105     3102    78775 SH       Sole                                      78775
APACHE CORP                    COM              037411105     1290     9855 SH       Sole                                       9855
APOLLO GROUP INC-CL A          COM              037604105     4175   100085 SH       Sole                                     100085
APOLLO INVESTMENT CORP         COM              03761U106      268    22238 SH       Sole                                      22238
ARROW ELECTRONICS              COM              042735100    12820   306110 SH       Sole                                     306110
AT& T INC                      COM              00206R102     2511    82046 SH       Sole                                      82046
AUTOLIV INC                    COM              052800109     9645   129940 SH       Sole                                     129940
AVERY DENNISON CORP            COM              053611109     1768    42125 SH       Sole                                      42125
BAKER (MICHAEL) CORP           COM              057149106      936    32200 SH       Sole                                      32200
BANK NEW YORK MELLON COM       COM              064058100     3345   111979 SH       Sole                                     111979
BANK OF AMERICA CORP           COM              060505104     1789   134204 SH       Sole                                     134204
BENCHMARK ELECTRONICS          COM              08160H101     5438   286675 SH       Sole                                     286675
BERKSHIRE HATHAWAY - CL B      COM              084670207      381     4550 SH       Sole                                       4550
BEST BUY CO INC                COM              086516101     2485    86515 SH       Sole                                      86515
BILL BARRETT CORP              COM              06846N104     1942    48670 SH       Sole                                      48670
BIOFIELD CORP                  COM              090591108        1    84375 SH       Sole                                      84375
BRINKER INTL INC               COM              109641100     5327   210550 SH       Sole                                     210550
BRISTOL-MYERS SQUIBB CO        COM              110122108     1006    38051 SH       Sole                                      38051
CAMBREX CORP                   COM              132011107     1019   185300 SH       Sole                                     185300
CAMPBELL SOUP                  COM              134429109     5340   161290 SH       Sole                                     161290
CARTERS INC                    COM              146229109     5323   185925 SH       Sole                                     185925
CHESAPEAKE LODGING TRUST       COM              165240102     4828   277300 SH       Sole                                     277300
CHEVRON CORP                   COM              166764100      442     4110 SH       Sole                                       4110
CITIGROUP INC                  COM              172967101      106    23897 SH       Sole                                      23897
CLOROX COMPANY                 COM              189054109     5106    72870 SH       Sole                                      72870
COCA-COLA CO                   COM              191216100      413     6225 SH       Sole                                       6225
COMERICA INC                   COM              200340107      209     5700 SH       Sole                                       5700
COMMERCIAL METALS CO COM       COM              201723103     8243   477320 SH       Sole                                     477320
CONOCOPHILLIPS                 COM              20825C104     1117    13984 SH       Sole                                      13984
COOPER INDUSTRIES LTD-CL A     COM              014883444     1538    23700 SH       Sole                                      23700
COVENTRY HEALTH CARE INC       COM              222862104     9003   282570 SH       Sole                                     282570
DELUXE CORPORATION             COM              248019101     5401   203500 SH       Sole                                     203500
DENNY'S CORP                   COM              24869P104     3887   957500 SH       Sole                                     957500
DEVON ENERGY CORP NEW          COM              25179M103      493     5375 SH       Sole                                       5375
DIEBOLD INC                    COM              253651103     1853    52250 SH       Sole                                      52250
DOLLAR FINANCIAL CORP          COM              256664103     4340   209150 SH       Sole                                     209150
DOVER CORP                     COM              260003108     4032    61325 SH       Sole                                      61325
DREAMWORKS ANIMATION SKG-A     COM              26153C103     7979   285675 SH       Sole                                     285675
DST SYSTEMS INC                COM              233326107     5063    95850 SH       Sole                                      95850
DUPONT (E.I.) DE NEMOURS       COM              263534109      220     4000 SH       Sole                                       4000
ELI LILLY & CO                 COM              532457108      209     5935 SH       Sole                                       5935
ENERGIZER HOLDINGS             COM              29266R108     4748    66725 SH       Sole                                      66725
ENTEGRIS INC                   COM              29362U104      607    69100 SH       Sole                                      69100
EQUIFAX INC                    COM              294429105     6410   164985 SH       Sole                                     164985
EXXON MOBIL CORP               COM              30231G102      429     5100 SH       Sole                                       5100
FEDERATED INVESTORS INC-CL B   COM              314211103     5541   207150 SH       Sole                                     207150
FIRSTMERIT CORP                COM              337915102      594    34775 SH       Sole                                      34775
FISERV INC                     COM              337738108     6405   102120 SH       Sole                                     102120
FNB CORP                       COM              302520101     4734   449125 SH       Sole                                     449125
FOREST LABORATORIES INC        COM              345838106      200     6200 SH       Sole                                       6200
FOREST OIL CORP NEW            COM              346091705     3700    97806 SH       Sole                                      97806
FRONTIER COMMUNICATIONS CORP   COM              35906A108      208    25304 SH       Sole                                      25304
FTI CONSULTING INC             COM              302941109     6492   169375 SH       Sole                                     169375
GANNETT CO                     COM              364730101     1662   109100 SH       Sole                                     109100
GENERAL CABLE CORP             COM              369300108     3155    72875 SH       Sole                                      72875
GENUINE PARTS CO               COM              372460105     6023   112280 SH       Sole                                     112280
GILEAD SCIENCES INC            COM              375558103     1154    27180 SH       Sole                                      27180
GRAFTECH INTERNATIONAL LTD     COM              384313102     3940   191000 SH       Sole                                     191000
GREENHILL & CO INC             COM              395259104     6352    96550 SH       Sole                                      96550
GRIFFON CORP                   COM              398433102     6115   465750 SH       Sole                                     465750
HARRIS CORP                    COM              413875105     2290    46175 SH       Sole                                      46175
HARVARD BIOSCIENCE INC         COM              416906105     1654   291200 SH       Sole                                     291200
HCC INS HOLDING INC            COM              404132102    12147   387970 SH       Sole                                     387970
HELMERICH & PAYNE              COM              423452101      261     3800 SH       Sole                                       3800
HUDSON CITY BANCORP INC        COM              443683107     6288   649630 SH       Sole                                     649630
ILLINOIS TOOL WORKS INC        COM              452308109     1120    20857 SH       Sole                                      20857
INFUSYSTEMS HOLDINGS INC.      COM              45685K102      858   317750 SH       Sole                                     317750
INTEL CORP                     COM              458140100     2868   142121 SH       Sole                                     142121
INTL BUSINESS MACHINES CORP    COM              459200101     3473    21297 SH       Sole                                      21297
ITT CORP                       COM              450911102      294     4900 SH       Sole                                       4900
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205     4927   166975 SH       Sole                                     166975
JOHNSON AND JOHNSON            COM              478160104     3126    52766 SH       Sole                                      52766
JPMORGAN CHASE & CO            COM              46625H100      928    20121 SH       Sole                                      20121
KANSAS CITY SOUTHERN           COM              485170302      210     3855 SH       Sole                                       3855
KIMBERLY CLARK                 COM              494368103     4052    62080 SH       Sole                                      62080
KRAFT FOODS CL A               COM              50075N104      974    31063 SH       Sole                                      31063
LEUCADIA NATIONAL CORP         COM              527288104     4925   131200 SH       Sole                                     131200
LEXINGTON REALTY TRUST  REIT   COM              529043101      126    13447 SH       Sole                                      13447
LOCKHEED MARTIN CORP           COM              539830109      683     8489 SH       Sole                                       8489
MAXIM INTEGRATED PRODUCTS      COM              57772K101      663    25900 SH       Sole                                      25900
MCDONALDS CORP                 COM              580135101      482     6330 SH       Sole                                       6330
MERCK & CO, INC                COM              589331107      201     6085 SH       Sole                                       6085
MFA FINANCIAL INC              COM              55272X102     3741   456225 SH       Sole                                     456225
MICROSOFT CORP                 COM              594918104     3648   143673 SH       Sole                                     143673
MINERALS TECHNOLOGIES INC      COM              603158106     6461    94300 SH       Sole                                      94300
MKS INSTRUMENTS INC            COM              55306N104     5556   166850 SH       Sole                                     166850
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1531   178000 SH       Sole                                     178000
NEWMONT MINING CORP            COM              651639106      221     4050 SH       Sole                                       4050
NEWPORT CORP                   COM              651824104     1516    85000 SH       Sole                                      85000
NICOR INC                      COM              654086107      725    13500 SH       Sole                                      13500
NOVARTIS ADR                   COM              66987V109     3217    59190 SH       Sole                                      59190
NYSE EURONEXT                  COM              629491101     6370   181125 SH       Sole                                     181125
OMNICOM GROUP COM              COM              681919106     5142   104820 SH       Sole                                     104820
ORACLE CORP                    COM              68389X105      497    14865 SH       Sole                                      14865
OSHKOSH CORP                   COM              688239201     5739   162200 SH       Sole                                     162200
PATRIOT TRANSPORTATION HLDG    COM              70337B102     1458    54500 SH       Sole                                      54500
PETROHAWK ENERGY CORP          COM              716495106     5748   234250 SH       Sole                                     234250
PFIZER INC                     COM              717081103     2876   141597 SH       Sole                                     141597
PITNEY BOWES INC               COM              724479100     5139   200053 SH       Sole                                     200053
PROASSURANCE CORP              COM              74267c106     8713   137500 SH       Sole                                     137500
PROCTOR & GAMBLE               COM              742718109      534     8663 SH       Sole                                       8663
PROSHARES ULTRASHORT LEHMAN    COM              74347R297      300     8000 SH       Sole                                       8000
PROSPERITY BANCSHARES          COM              743606105     2596    60700 SH       Sole                                      60700
RANGE RESOURCES CORP DEL       COM              75281A109     7671   131210 SH       Sole                                     131210
RAYTHEON CORP                  COM              755111507     3686    72460 SH       Sole                                      72460
RENT-A-CENTER                  COM              76009N100    10621   304235 SH       Sole                                     304235
RIMAGE CORP                    COM              766721104     2237   138500 SH       Sole                                     138500
ROWAN COMPANIES INC            COM              779382100      688    15575 SH       Sole                                      15575
ROYAL DUTCH SHEL PLC    SPONS  COM              780259107      618     8444 SH       Sole                                       8444
ROYCE VALUE TR INC             COM              780910105      210    13642 SH       Sole                                      13642
SILGAN HOLDINS INC             COM              827048109     2125    55725 SH       Sole                                      55725
SNAP-ON INC                    COM              833034101     2318    38600 SH       Sole                                      38600
ST JUDE MEDICAL INC            COM              790849103     2494    48650 SH       Sole                                      48650
STANDARD & POOR'S DEP RECPTS ( COM              78462F103      717     5407 SH       Sole                                       5407
SUNCOR ENERGY INC              COM              867229106      435     9700 SH       Sole                                       9700
SYMANTEC CORP                  COM              871503108     2843   153325 SH       Sole                                     153325
TE CONNECTIVITY LTD            COM              H84989104     2706    77725 SH       Sole                                      77725
TELEFONICA SA SPAIN  ADR       COM              879382208     3762   149160 SH       Sole                                     149160
TERRITORIAL BANCORP INC        COM              88145X108     1743    87475 SH       Sole                                      87475
THE BRINKS CO                  COM              109696104     6462   195175 SH       Sole                                     195175
THL CREDIT INC                 COM              872438106     1336    97775 SH       Sole                                      97775
THOMPSON CREEK METALS CO       COM              884768102     6316   503675 SH       Sole                                     503675
THOR INDUSTRIES INC            COM              885160101     6683   200270 SH       Sole                                     200270
TIME WARNER INC                COM              887317303     1794    50258 SH       Sole                                      50258
TRAVELERS COS INC              COM              89417E109      367     6165 SH       Sole                                       6165
TREASURY INFLATION PROTECTED E COM              464287176      736     6744 SH       Sole                                       6744
TTM TECHNOLOGIES               COM              87305R109     2818   155175 SH       Sole                                     155175
UNION BANKSHARES CORP          COM              905399101      922    81950 SH       Sole                                      81950
UNITED TECHNOLOGIES CORP       COM              913017109     4392    51880 SH       Sole                                      51880
US BANCORP DEL COM NEW         COM              902973304     2550    96465 SH       Sole                                      96465
VERIZON COMMUNICATIONS         COM              92343V104      857    22232 SH       Sole                                      22232
WAL-MART STORES INC            COM              931142103     3073    59039 SH       Sole                                      59039
WALGREEN CO                    COM              931422109     3986    99300 SH       Sole                                      99300
WARNER CHILCOTT PLC-CLASS A    COM              G94368100     5964   256425 SH       Sole                                     256425
WATERS CORP                    COM              941848103     5142    59170 SH       Sole                                      59170
ZIMMER HOLDINGS INC            COM              98956P102     2910    48079 SH       Sole                                      48079
iSHARES LEHMAN AGG BOND FUND   COM              464287226      414     3941 SH       Sole                                       3941
iSHARES MSCI EAFE INDEX FUND   COM              464287465     1003    16689 SH       Sole                                      16689
iSHARES RUSSELL 2000 VALUE     COM              464287630      215     2853 SH       Sole                                       2853
iSHARES RUSSELL MIDCAP VALUE   COM              464287473      248     5154 SH       Sole                                       5154
JP MORGAN CHASE & CO 8.625% PR PFD              46625H621      367    13165 SH       Sole                                      13165
EATON VANCE FLOATING RATE-I                     277911491       92 10108.737SH       Sole                                  10108.737
EATON VANCE MASS MUNIS-A                        27826L561       88 10916.631SH       Sole                                  10916.631
JPMORGAN SHORT DURATION BOND F                  4812C1330      516 47139.342SH       Sole                                  47139.342
T. ROWE PRICE GROWTH STOCK FUN                  741479109      979 28935.760SH       Sole                                  28935.760
VANGUARD PA TAX EXEMPT MMKT                     92204L203       73 73129.550SH       Sole                                  73129.550
VANGUARD S/T INVESTMENT GR                      922031406      120 11238.649SH       Sole                                  11238.649
REPORT SUMMARY                154 DATA RECORDS              466123            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED





